REPO AND REVERSE REPO TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
REPO AND REVERSE REPO TRANSACTIONS
Summary of residual values of assets transferred under repo and reverse repo transactions

The residual values of assets transferred under repo and reverse repo transactions as of December 31, 2024 and 2023 are detailed below:

Repo Transactions:

Book Value
December 31, 2024	—
December 31, 2023	1,645,657,441

Reverse Repo Transactions:

Book Value
December 31, 2024	33,962,592
December 31, 2023	2,047,701